ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 99.4%
1,744	Consumer Discretionary Select Sector SPDR Fund					$ 306,281
2,872	Industrial Select Sector SPDR Fund					349,005
4,192	Invesco S&P 500 Pure Value ETF					350,158
7,777	iShares Latin America 40 ETF					212,934
4,322	iShares MSCI Japan ETF					290,741
1,539	iShares MSCI USA Momentum Factor ETF					272,572
2,284	iShares MSCI USA Quality Factor ETF					358,498
4,258	iShares S&P 500 Growth ETF					345,920
1,672	Technology Select Sector SPDR Fund					328,163
1,360	Vanguard Mid-Cap Growth ETF					304,422
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,044,530)					3,118,694

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.1%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
3	S&P500 EMINI Option	GS	06/21/2024	$ 4,700	$ 755,354	$ 3,300
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,308)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $4,308)					3,300

	TOTAL INVESTMENTS - 99.5% (Cost $3,048,838)					$ 3,121,994
	CALL OPTIONS WRITTEN – (0.0)%(b) (Proceeds - $3,655)					(225)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%					15,725
	NET ASSETS - 100.0%					$ 3,137,494

Contracts(a)
	WRITTEN FUTURE OPTIONS – (0.0)% (b)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.0)%(b)
2	S&P500 EMINI Option	GS	06/21/2024	$ 5,500	$ 503,569	$ 225
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $3,655)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $3,655)					$ 225

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
GS	- Goldman Sachs
(a)	Each contract is equivalent to one futures contract.
(b)	Percentage rounds to greater than (0.1)%.